Label	Element	Value
Exercise Price, Range 1 [Member]
Number of share options outstanding in share-based payment arrangement	ifrs-full_NumberOfOutstandingShareOptions	2,487,800
Exercise Price, Range 3 [Member]
Number of share options outstanding in share-based payment arrangement	ifrs-full_NumberOfOutstandingShareOptions	2,998,700
Exercise Price, Range 2 [Member]
Number of share options outstanding in share-based payment arrangement	ifrs-full_NumberOfOutstandingShareOptions	2,392,246